CAPITAL LEASE - Schedule of Long-Term Obligations Under Capital Leases (Details) $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 vessel	Dec. 31, 2017 tax_lease	Dec. 31, 2016 USD ($) vessel
Leases [Abstract]
Total obligations under capital lease	$ 128,081			$ 117,751
Less: current portion of obligations under capital lease	(1,276)			(787)
Non-current portion of obligations under capital lease	$ 126,805			$ 116,964
Number of leased shipping vessels		1	1	1